DEFERRED INVESTMENT FUNDS	6 Months Ended
Apr. 30, 2012
Deferred Investment Funds [Abstract]
Deferred Investment Funds [Text Block]

6. DEFERRED INVESTMENT FUNDS

During the three months ended April 30, 2012, the Company received funds from three accredited investors in the aggregate amount of $240,000. This money includes $90,000 from our chief executive officer, Thomas A. Moore. These funds were to be invested into the next convertible debt financing arranged by the Company after receipt of such funds. At April 30, 2012, the Company recorded a current liability for these funds as they had not yet been invested in the next convertible debt financing. See Subsequent Events Footnote #14 for more details on the convertible debt financing arranged by the Company in May 2012.